Leases (Details Narrative) - USD ($)			1 Months Ended			12 Months Ended				61 Months Ended
	Jan. 02, 2021	Jun. 04, 2019	Apr. 30, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Lessee, Lease, Description [Line Items]
Rent expense per month			$ 1,491	$ 37,072					$ 61,786
Operating lease extended term				this lease was extended for a period of twenty-four months with a monthly lease payment of $37,072.
Lease description						In April 2020, the Company entered into a 60-month lease agreement for office furniture under a lease classified as a financing lease as title of the furniture transfers to the Company at the end of the lease term. Monthly lease payments are $1,491. The leased furniture is amortized on a straight-line basis over 7 years. The imputed interest rate relating to the lease obligation is 6.12% and the maturity date is March 2025.
Percentage of imputed interest rat, lease obligation						6.12%
Noncancelable Lease Agreement [Member] | Minimum [Member]
Lessee, Lease, Description [Line Items]
Rent expense per month										$ 9,479
Noncancelable Lease Agreement [Member] | Maximum [Member]
Lessee, Lease, Description [Line Items]
Rent expense per month					$ 9,625
New Expanded Lease [Member]
Lessee, Lease, Description [Line Items]
Lease term		5 years
Lease incentive by lessor of tenant improvements		$ 201,600
New Expanded Lease [Member] | Minimum [Member]
Lessee, Lease, Description [Line Items]
Rent expense per month		30,453
New Expanded Lease [Member] | Maximum [Member]
Lessee, Lease, Description [Line Items]
Rent expense per month		$ 33,145
Office Facilities Space [Member]
Lessee, Lease, Description [Line Items]
Rent expense per month	$ 3,000						$ 3,000	$ 3,000
Lease term							3 years
Renewal term	3 years